Financial Instruments (Details) - Schedule of Classification of Financial Instruments ₪ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)
Financial assets
Cash and cash equivalents (including deposits with banks)	$ 597		$ 89
Loans and receivables	2,452		2,853
Total Financial Assets	3,049	₪ 528	2,942
Financial liabilities
Financial liabilities measured at amortized cost	2,725		3,672
Financial liabilities measured at fair value through profit and loss	574		522
Total Financial Liabilities	$ 3,299		$ 4,194